Short-term Loan and Current Portion of Long-term Debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Total	¥ 7,455,753	¥ 6,621,386	$ 1,050,121
Unsecured bank loans [Member]
Debt Instrument [Line Items]
Maturity Date	Within 12 months	Within 12 months
Unsecured bank loans	¥ 1,401,986	¥ 1,242,882
Unsecured bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate Range	3.26%	3.70%	3.26%
Unsecured bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate Range	3.00%	3.10%	3.00%
Unsecured borrowing [Member]
Debt Instrument [Line Items]
Interest Rate Range		3.79%
Maturity Date		Within 12 months
Unsecured borrowing		¥ 240,871
April 2026 Notes (Note 14)
Debt Instrument [Line Items]
Interest Rate Range	1.375%		1.375%
Maturity Date	Within 12 months
Current portion of long-term debt	¥ 3,017,339
December 2026 Notes (Note 14)
Debt Instrument [Line Items]
Interest Rate Range	0.50%		0.50%
Maturity Date	Within 12 months
Current portion of long-term debt	¥ 3,036,428
2027 Notes (Note 14) [Member]
Debt Instrument [Line Items]
Interest Rate Range		1.25%
Maturity Date		Within 12 months
Current portion of long-term debt		¥ 5,137,633